Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(4) Goodwill and Intangible Assets

Indefinite-lived intangible assets consist of IPR&D for the ReShape Vest recorded in connection with the Company’s 2017 acquisition of BarioSurg, Inc. and developed technology recorded in connection with the Obalon acquisition. The Company’s finite-lived intangible assets consists of developed technology, trademarks and tradenames, and covenant not to compete. The estimated useful lives of these finite-lived intangible assets range from 3 to 10 years. The amortization expenses for both the three months ended September 30, 2022 and 2021, was $0.5 million, and the nine months ended September 30, 2022 and 2021 were $1.4 million and $1.3 million, respectively.

Impairment of In-Process Research and Development

During the quarter ended September 30, 2022, the Company determined that it was stopping the clinical trials for the ReShape Vest and was closing out the previous trials that occurred, as significant additional clinical work and cost would be required to achieve regulatory approval for the ReShape Vest. As such, we determined the carrying value of the IPR&D asset was impaired and recognized a non-cash impairment charge of approximately $6.9 million on the condensed consolidated balance sheet as of September 30, 2022, which reduced the value of this asset to zero.

	September 30, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(5,681)	$11,411
Trademarks/Tradenames	10.0	2,045	(943)	1,102
Covenant not to compete	3.0	76	(76)	—
		19,213	(6,700)	12,513
Indefinite-lived intangible assets:
In-process research and development	indefinite	—	—	—
Total		$19,213	$(6,700)	$12,513

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	—
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

(6)	Goodwill and Intangible Assets

In connection with the merger with Obalon, ReShape recorded $2.7 million of intangible assets related to developed technology, with an expected life of 15 years and that will be amortized on a straight-line basis. The consolidated intangible assets consist of the following:

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	0
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

	December 31, 2020
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$14,362	$(2,933)	$11,429
Trademarks/Tradenames	10.0	2,045	(585)	1,460
Covenant not to compete	3.0	76	(76)	0
		16,483	(3,594)	12,889
Indefinite-lived intangible assets:
In-process research and development	indefinite	14,133	—	14,133
Total		$30,616	$(3,594)	$27,022

The gross amount and accumulated impairment loss of indefinite-lived intangible assets are as follows (in thousands):

	December 31,
	2021	2020
Gross amount	$20,721	$20,721
Accumulated impairment loss	(13,774)	(6,588)
Indefinite-lived intangible assets, net	$6,947	$14,133

Amortization expense for both the years ended December 31, 2021 and 2020, was approximately $1.7 million.

Estimated amortization expense for each of the years ending December 31 is as follows:

Year ending December 31,
2022	$1,823
2023	1,823
2024	1,823
2025	1,823
2026	1,823
Thereafter	4,765
$13,880

In connection with the merger with Obalon, ReShape recorded 21.6 million of goodwill, for further details see Note 10. The changes in the carrying amount of goodwill were as follows:

Goodwill at December 31, 2020	$—
Goodwill acquired during the year	21,623
Adjustments to purchase price allocation	(57)
Impairment of goodwill	(21,566)
Goodwill at December 31, 2021	$—

The primary decrease to goodwill was a $21.6 million impairment, for further details see Note 7 below. Additionally, there were $0.1 million of adjustments to goodwill resulting from a decrease to goodwill of $0.5 million related to adjustments of pre-existing warrants that were treated as a liability, $0.4 million in goodwill due to adjustments to inventory, as the Company has continued to examine and evaluate the inventory obtained from the merger.